INCOME TAXES - Summary of differences between statutory federal income tax rate of 34% and effective tax rates (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Federal income tax at statutory rates	$ 165	$ 393
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	1	1
Dividends received deduction	(110)	(111)
Bank-owned life insurance	(94)	(99)
Tax-exempt municipal income, net	(1)	(1)
Other, net	(26)	(31)
Income tax (benefit) expense	$ (65)	$ 152
Effective tax rates	(13.40%)	13.20%